Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.0%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.1%
Pharmaceuticals 0.1%
Amryt Pharma PLC, ADR(b)	274,086	2,236,405
Total Health Care		2,236,405
Information Technology 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	90,000	26,214,300
Total Information Technology		26,214,300
Total Common Stocks (Cost $24,899,950)		30,746,420

Convertible Bonds(d) 80.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 2.3%
Air Canada(e),(f)
07/01/2025	4.000%	11,500,000	11,801,875
Southwest Airlines Co.
05/01/2025	1.250%	20,500,000	23,049,687
Total			34,851,562
Automotive 3.5%
Tesla, Inc.
05/15/2024	2.000%	20,000,000	54,800,000
Cable and Satellite 1.9%
DISH Network Corp.
08/15/2026	3.375%	33,500,000	29,518,490
Consumer Cyclical Services 4.8%
Boingo Wireless, Inc.
10/01/2023	1.000%	11,000,000	9,652,235
Etsy, Inc.(e)
10/01/2026	0.125%	17,000,000	19,501,557
Farfetch Ltd.(e)
05/01/2027	3.750%	7,000,000	7,960,072
Lyft, Inc.(e)
05/15/2025	1.500%	14,000,000	14,906,921
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zillow Group, Inc.
05/15/2025	2.750%	19,000,000	21,547,045
Total			73,567,830
Consumer Products 1.0%
Callaway Golf Co.(e)
05/01/2026	2.750%	7,000,000	7,732,011
Winnebago Industries, Inc.(e)
04/01/2025	1.500%	7,000,000	7,349,577
Total			15,081,588
Electric 0.8%
CenterPoint Energy, Inc.(g)
09/15/2029	4.516%	220,000	12,251,800
Finance Companies 1.4%
Ares Capital Corp.
03/01/2024	4.625%	7,000,000	6,610,625
Encore Capital Europe Finance Ltd.
09/01/2023	4.500%	7,000,000	6,497,011
LendingTree, Inc.
06/01/2022	0.625%	5,800,000	8,007,480
Total			21,115,116
Food and Beverage 0.4%
Chefs’ Warehouse, Inc. (The)(e)
12/01/2024	1.875%	7,500,000	5,739,621
Gaming 0.6%
Penn National Gaming, Inc.
05/15/2026	2.750%	5,500,000	8,571,951
Health Care 8.8%
CONMED Corp.
02/01/2024	2.625%	10,000,000	10,602,626
DexCom, Inc.
12/01/2023	0.750%	6,000,000	13,912,500
DexCom, Inc.(e)
11/15/2025	0.250%	20,000,000	19,788,090
Exact Sciences Corp.
03/01/2028	0.375%	30,000,000	28,181,740
Insulet Corp.(e)
09/01/2026	0.375%	13,000,000	13,934,126
Invacare Corp.
11/15/2024	5.000%	5,600,000	4,711,280
Novavax, Inc.
02/01/2023	3.750%	9,700,000	8,387,105
Columbia Convertible Securities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2020 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Repligen Corp.
07/15/2024	0.375%	6,500,000	8,382,539
Tandem Diabetes Care, Inc.(e)
05/01/2025	1.500%	7,500,000	7,622,438
Teladoc Health, Inc.(e)
06/01/2027	1.250%	20,000,000	20,901,496
Total			136,423,940
Home Construction 0.8%
KBR, Inc.
11/01/2023	2.500%	5,500,000	6,241,029
SunPower Corp.
01/15/2023	4.000%	8,030,000	6,343,700
Total			12,584,729
Independent Energy 1.0%
Chesapeake Energy Corp.(h)
09/15/2026	0.000%	10,200,000	331,500
EQT CORP(e)
05/01/2026	1.750%	7,000,000	7,656,635
Pioneer Natural Resources Co.(e)
05/15/2025	0.250%	7,500,000	8,251,425
Total			16,239,560
Leisure 2.0%
Carnival Corp.(e)
04/01/2023	5.750%	9,000,000	14,771,250
NCL Corp Ltd.(e)
05/15/2024	6.000%	12,500,000	16,112,537
Total			30,883,787
Life Insurance 0.7%
AXA SA(e)
05/15/2021	7.250%	12,000,000	11,152,068
Media and Entertainment 2.3%
Liberty Media Corp.(e)
12/01/2049	2.750%	11,000,000	9,923,927
Sea Ltd.(e)
12/01/2025	2.375%	7,000,000	7,877,032
Snap, Inc.(e)
08/01/2026	0.750%	17,000,000	18,179,987
Total			35,980,946
Oil Field Services 0.2%
Nabors Industries, Inc.
01/15/2024	0.750%	14,000,000	2,754,416
Convertible Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Industry 0.5%
Green Plains, Inc.
09/01/2022	4.125%		11,000,000	8,256,545
Other REIT 1.2%
Arbor Realty Trust, Inc.(e)
11/01/2022	4.750%		7,000,000	5,722,500
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%		7,500,000	6,909,375
PennyMac Corp.(e)
11/01/2024	5.500%		7,000,000	5,281,727
Total				17,913,602
Pharmaceuticals 7.0%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		3,500,000	3,031,039
Aegerion Pharmaceuticals, Inc.(e)
04/01/2025	5.000%		1,505,313	1,495,905
Aerie Pharmaceuticals, Inc.(e)
10/01/2024	1.500%		11,000,000	9,866,072
AMAG Pharmaceuticals, Inc.
06/01/2022	3.250%		8,000,000	6,485,592
Apellis Pharmaceuticals, Inc.(e)
09/15/2026	3.500%		6,000,000	6,791,975
Canopy Growth Corp.(e)
07/15/2023	4.250%	CAD	13,000,000	7,459,055
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	12,382,838
Coherus Biosciences, Inc.(e)
04/15/2026	1.500%		6,000,000	6,872,095
Halozyme Therapeutics, Inc.(e)
12/01/2024	1.250%		6,500,000	7,691,329
Insmed, Inc.
01/15/2025	1.750%		13,500,000	12,681,030
Intercept Pharmaceuticals, Inc.
05/15/2026	2.000%		9,000,000	8,391,711
Radius Health, Inc.
09/01/2024	3.000%		8,500,000	6,058,066
Revance Therapeutics, Inc.(e)
02/15/2027	1.750%		10,000,000	8,603,706
Sarepta Therapeutics, Inc.
11/15/2024	1.500%		5,000,000	10,902,256
Total				108,712,669
Property & Casualty 0.3%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%		4,200,000	4,549,975

2	Columbia Convertible Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2020 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 3.9%
American Eagle Outfitters, Inc.(e)
04/15/2025	3.750%	6,500,000	7,993,893
Burlington Stores, Inc.(e)
04/15/2025	2.250%	7,000,000	8,230,523
Dick’s Sporting Goods, Inc.(e)
04/15/2025	3.250%	6,700,000	8,244,551
Guess?, Inc.
04/15/2024	2.000%	12,000,000	7,815,636
RH(e),(i)
09/15/2024	0.000%	14,000,000	16,213,204
Wayfair, Inc.(e)
08/15/2026	1.000%	9,000,000	11,748,061
Total			60,245,868
Technology 30.5%
2U, Inc.(e)
05/01/2025	2.250%	5,500,000	7,895,937
Akamai Technologies, Inc.(e)
09/01/2027	0.375%	21,000,000	22,986,623
Alteryx, Inc.(e)
08/01/2024	0.500%	14,000,000	14,654,004
Atlassian, Inc.
05/01/2023	0.625%	6,500,000	14,850,727
Coupa Software, Inc.(e)
06/15/2025	0.125%	13,500,000	20,740,680
CSG Systems International, Inc.
03/15/2036	4.250%	8,500,000	9,040,576
CyberArk Software Ltd.(e),(i)
11/15/2024	0.000%	8,500,000	8,038,078
Datadog, Inc.(e),(f)
06/15/2025	0.125%	10,000,000	10,000,000
DocuSign, Inc.
09/15/2023	0.500%	6,000,000	11,974,267
Everbridge, Inc.(e)
12/15/2024	0.125%	10,000,000	14,119,073
Five9, Inc.(e)
06/01/2025	0.500%	11,000,000	11,381,546
IAC Financeco 2, Inc.(e)
06/15/2026	0.875%	15,000,000	16,541,978
Infinera Corp.
09/01/2024	2.125%	8,643,000	6,796,079
Inphi Corp.(e)
04/15/2025	0.750%	13,000,000	16,109,093
Lumentum Holdings, Inc.
03/15/2024	0.250%	7,000,000	9,482,241
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
02/15/2027	1.625%	23,000,000	30,959,340
Junior Subordinated
02/15/2037	2.250%	25,000,000	32,670,674
MongoDB, Inc.(e)
01/15/2026	0.250%	13,500,000	17,314,879
Neurocrine Biosciences, Inc.
05/15/2024	2.250%	5,000,000	8,365,230
Okta, Inc.(e)
09/01/2025	0.125%	14,000,000	17,097,645
RealPage, Inc.
05/15/2025	1.500%	6,000,000	6,557,668
Sabre GLBL, Inc.(e)
04/15/2025	4.000%	9,000,000	10,252,944
Sailpoint Technologies Holdings, Inc.(e)
09/15/2024	0.125%	11,000,000	11,378,161
ServiceNow, Inc.(i)
06/01/2022	0.000%	5,500,000	15,760,087
Silicon Laboratories, Inc.(e),(f)
06/15/2025	0.625%	5,000,000	5,181,250
Slack Technologies, Inc.(e)
04/15/2025	0.500%	9,500,000	12,379,687
SMART Global Holdings, Inc.(e)
02/15/2026	2.250%	8,000,000	7,066,702
Splunk, Inc.
09/15/2025	1.125%	16,000,000	22,481,203
Square, Inc.(e)
03/01/2025	0.125%	42,000,000	41,367,565
Tabula Rasa HealthCare, Inc.(e)
02/15/2026	1.750%	7,500,000	7,510,550
Teradyne, Inc.
12/15/2023	1.250%	4,000,000	8,660,209
Tricida, Inc.(e)
05/15/2027	3.500%	7,000,000	7,029,894
Twilio, Inc.
06/01/2023	0.250%	5,500,000	15,347,578
Total			471,992,168
Transportation Services 0.7%
Atlas Air Worldwide Holdings, Inc.
06/01/2024	1.875%	12,000,000	11,018,967
Wireless 0.2%
Gogo, Inc.
05/15/2022	6.000%	5,300,000	2,767,520

Columbia Convertible Securities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2020 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.2%
GCI Liberty, Inc.(e)
09/30/2046	1.750%	5,500,000	8,111,903
RingCentral, Inc.(e),(i)
03/01/2025	0.000%	30,000,000	30,937,500
Vonage Holdings Corp.(e)
06/01/2024	1.750%	11,000,000	10,328,812
Total			49,378,215
Total Convertible Bonds (Cost $1,125,051,966)			1,236,352,933

Convertible Preferred Stocks 17.6%
Issuer		Shares	Value ($)
Consumer Staples 0.5%
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	80,000	7,487,200
Total Consumer Staples			7,487,200
Financials 1.9%
Banks 1.1%
Bank of America Corp.	7.250%	12,000	16,374,000
Capital Markets 0.3%
Cowen, Inc.	5.625%	6,200	4,574,984
Insurance 0.5%
Assurant, Inc.	6.500%	75,000	7,883,015
Total Financials			28,831,999
Health Care 5.6%
Health Care Equipment & Supplies 4.1%
Becton Dickinson and Co.	6.000%	370,000	19,147,500
Boston Scientific Corp.	5.500%	140,000	15,295,000
Danaher Corp.	5.000%	28,000	28,664,720
Total			63,107,220
Health Care Technology 0.7%
Change Healthcare, Inc.	6.000%	220,000	10,725,000
Life Sciences Tools & Services 0.8%
Avantor, Inc.	6.250%	192,000	12,207,168
Total Health Care			86,039,388
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.7%
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	140,000	11,485,040
Total Industrials			11,485,040
Materials 0.9%
Chemicals 0.9%
International Flavors & Fragrances, Inc.	6.000%	300,000	14,433,000
Total Materials			14,433,000
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Crown Castle International Corp.	6.875%	13,500	20,482,200
QTS Realty Trust, Inc.	6.500%	68,000	10,272,346
Total			30,754,546
Total Real Estate			30,754,546
Utilities 6.0%
Electric Utilities 3.1%
American Electric Power Co., Inc.	6.125%	390,000	20,389,200
NextEra Energy, Inc.	5.279%	625,000	28,008,019
Total			48,397,219
Multi-Utilities 2.1%
Dominion Energy, Inc.	7.250%	112,500	11,621,250
DTE Energy Co.	6.250%	500,000	21,277,000
Total			32,898,250
Water Utilities 0.8%
Essential Utilities, Inc.	6.000%	200,000	11,521,280
Total Utilities			92,816,749
Total Convertible Preferred Stocks (Cost $259,017,030)			271,847,922

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(j),(k)	19,423,231	19,425,173
Total Money Market Funds (Cost $19,419,831)		19,425,173
Total Investments in Securities (Cost: $1,428,388,777)		1,558,372,448
Other Assets & Liabilities, Net		(12,403,624)
Net Assets		1,545,968,824

4	Columbia Convertible Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $2,295,715, which represents 0.15% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $671,801,745, which represents 43.46% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2020, the total value of these securities amounted to $331,500, which represents 0.02% of total net assets.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	28,318,922	259,665,240	(268,561,729)	2,740	19,425,173	27,884	70,338	19,423,231
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Convertible Securities Fund | Quarterly Report 2020	5